Employee and contractor expenses (Tables)	12 Months Ended
Dec. 31, 2022
Employee and contractor expenses
Schedule of expenditures for employee and contractor salaries and benefits

	Year ended December 31,
	2022	2021	2020
Salaries and wages and employee benefits	$25,731,132	$14,575,551	$11,060,315
Contract labour	10,082,646	9,550,731	9,818,222
Stock-based compensation	2,779,312	8,495,189	725,316
Other staff expense	461,070	982,219	1,078,346
Total	$39,054,160	$33,603,690	$22,682,199